[SUTHERLAND]

Thomas E. Bisset

Direct Line: 202-383-0118

Internet: thomas.bisset@sutherland.com

February 26, 2009

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 15 to the Registration Statement
on Form N-4 for EquiTrust Life Annuity Account II
of EquiTrust Life Insurance Company (File No. 333-61899)

Commissioners:

On behalf of EquiTrust Life Insurance Company and EquiTrust Life Annuity Account II, we have attached for filing Post-Effective Amendment No. 15 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) for certain variable annuity contracts. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to reflect the addition of a dynamic asset allocation model program.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2009.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Enclosures

cc:	Jennifer Morgan